SUMMARY OF WARRANT ACTIVITY (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2025		Jun. 30, 2024		Jun. 30, 2023
Equity [Abstract]
Number of Shares, Outstanding, Balance	250	[1]	0.06		0.002
Weighted Average Price Per Share, Outstanding, Balance	$ 74,400		$ 326,400,000		$ 12,016,200,000
Number of Shares, Granted			250		0.06
Weighted Average Price Per Share, Granted			$ 74,400		$ 600,000
Number of Shares, Exercised					0.0002
Weighted Average Price Per Share, Exercised					$ 3,124,860,000
Number of Shares, Forfeited					0.00002
Weighted Average Price Per Share, Forfeited					$ 120,000,000,000
Number of Shares, Expired
Weighted Average Price Per Share, Expired
Number of Shares, Outstanding, Balance	250	[2]	250	[1]	0.06
Weighted Average Price Per Share, Exercisable, Balance	$ 0.01		$ 74,400
Number of Shares, Exercisable, Balance	250		250
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionsEquityInstrumentsOutstandingWeightedAverageRemainingContractualTerms]	1 year 3 months 3 days		2 years 3 days
Aggregate intrinsic value

[1]	The total warrants of 250 above which are exercisable into common stock consisted of the following:
[2]	On March 3, 2025, the Company cancelled all the existing warrants (0.0002 Series A warrants, 0.0003 Series B warrants, and 0.0008 Series C warrants) held by an investor pursuant to a Warrant Exchange Agreement (see above).